UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2006

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:	Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     June 30,2006

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   53
Form 13F Information Table Value Total (Thousands):   $115,732

List of Other Included Managers:  1

State Street Corporation	Form 13F File Number 028-00399

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
"1-800-FLOWERS.COM, Inc."	COM		68243Q106 1127	  195366    SH	     Sole		  195366
Adolor Corporation		COM		00724X102 766	  30611	    SH	     Sole		  11020		  19591
Alliance Data Systems Corporat	COM		018581108 1322	  22479	    SH	     Sole		  9732		  12747
"Altus Pharmaceuticals, Inc."	COM		02216N105 1010	  54719	    SH	     Sole		  50494		  4225
"Amazon.com, Inc."		COM		023135106 648	  16754	    SH	     Sole		  16754
Amdocs Ltd.			COM		G02602103 2522	  68900	    SH	     Sole		  68900
"Anesiva, Inc."			COM		03460L100 1175	  154600    SH	     Sole		  143250	  11350
Arch Capital Group Ltd.		COM		G0450A105 306	  5150	    SH	     Sole		  1300		  3850
Aspreva Pharmaceuticals Corpor	COM		04538T109 2061	  75935	    SH	     Sole		  23514		  52421
"At Road, Inc."			COM		04648K105 358	  64910	    SH	     Sole		  64910
Atmel Corp.			COM		049513104 155	  28000	    SH	     Sole		  		  28000
Coley Pharmaceutical Group	COM		19388P106 1264	  109401    SH	     Sole		  36100		  73301
"DeCODE genetics, Inc."		COM		243586104 211	  34046	    SH	     Sole		  31215		  2831
Du Pont 			COM		263534109 264	  6350	    SH	     Sole				  6350
"EBay, Inc."			COM		278642103 24000	  819400    SH	     Sole		  805000	  14400
Exact Sciences Corporation	COM		30063P105 903	  429768    SH	     Sole		  422700	  7068
"FormFactor, Inc."		COM		346375108 2553	  57193	    SH	     Sole		  55193		  2000
"Foundation Coal Holdings, Inc."COM		35039W100 13156	  280323    SH	     Sole		  74459		  205864
"Google, Inc. - Cl A "		COM		38259P508 10958	  26131	    SH	     Sole		  24878		  1253
HewlettPackard			COM		428236103 410	  12929	    SH	     Sole				  12929
Hittite Microwave Corporation	COM		43365Y104 2375	  65676	    SH	     Sole		  36623		  29053
"Ikanos Communications, Inc."	COM		45173E105 2276	  149820    SH	     Sole		  142420	  7400
"Inspire Pharmaceuticals, Inc."	COM		457733103 548	  117800    SH	     Sole		  112800	  5000
InterActiveCorp			COM		44919P300 402	  15184	    SH	     Sole		  15184
"IntercontinentalExchange, Inc."COM		45865V100 511	  8825	    SH	     Sole		  7377		  1448
Intralase Corp			COM		461169104 182	  10874	    SH	     Sole		 		  10874
"Juniper Networks, Inc."	COM		48203R104 2937	  183629    SH	     Sole		  173381	  10248
"Keryx Biopharmaceuticals, Inc."COM		492515101 2543	  179100    SH	     Sole		  72700		  106400
Linear Technology Corp.		COM		535678106 2786	  83200	    SH	     Sole		  54200		  29000
"Microchip Technology, Inc."	COM		595017104 3732	  111250    SH	     Sole		  111250
Microsoft Corp.			COM		594918104 256	  11000	    SH	     Sole		 		  11000
"Myogen, Inc."			COM		62856E104 2063	  71143	    SH	     Sole		  63350		  7793
"Netflix, Inc."			COM		64110L106 782	  28750	    SH	     Sole		  24750		  4000
"Neustar, Inc. Class A"		COM		64126X201 2305	  68300	    SH	     Sole		  38500		  29800
"OptionsXpress Holdings, Inc."	COM		684010101 528	  22649	    SH	     Sole		  12115		  10534
Plains Exploration & Productio	COM		726505100 1186	  29251	    SH	     Sole		  29251
Positron Corp.			COM		737397125 61	  489642    SH	     Sole				  489642
"RSA Security, Inc."		COM		749719100 2398	  88500	    SH	     Sole		  81550		  6950
STATS ChipPAC Ltd. - ADR	COM		85771T104 740	  118175    SH	     Sole		  118175
"Salesforce.com, Inc."		COM		79466L302 2157	  80926	    SH	     Sole		  74840		  6086
"SeaBright Insurance Holdings, "COM		811656107 212	  13148	    SH	     Sole		  6990		  6158
Seagate Technology 		COM		G7945J104 751	  33172	    SH	     Sole		  33172
"Senomyx, Inc."			COM		81724Q107 262	  18160	    SH	     Sole		  18160
"SigmaTel, Inc."		COM		82661W107 62	  14970	    SH	     Sole		  8270		  6700
"Silicon Laboratories, Inc."	COM		826919102 3128	  89000	    SH	     Sole		  87600		  1400
Skyepharma Plc. (ADR shares)	COM		830808101 1013	  175876    SH	     Sole				  175876
"Solexa, Inc."			COM		83420X105 223	  26195	    SH	     Sole		  26195
Sprint Nextel Corporation	COM		852061100 1267	  63375	    SH	     Sole		  63375
"SuperGen, Inc. "		COM		868059106 182	  50009	    SH	     Sole				  50009
"VeriSign, Inc."		COM		92343E102 5571	  240461    SH	     Sole		  221641	  18820
Witness Systems			COM		977424100 410	  20307	    SH	     Sole				  20307
"Xenoport, Inc."		COM		98411C100 1157	  63900	    SH	     Sole		  58900		  5000
"YaHoo!, Inc."			COM		984332106 5557	  168400    SH	     Sole		  162400	  6000


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